Business Changes and Developments (Details) (USD $)	Sep. 25, 2008
Net assets acquired
Washington Mutuals net assets before fair value adjustments	$ 39,186,000,000
Washington Mutuals goodwill and other intangible assets	7,566,000,000
Subtotal	31,620,000,000
Washington Mutual [Member]
Purchase price
Purchase price	1,938,000,000
Direct acquisition costs	3,000,000
Total purchase price	1,941,000,000
Adjustments to reflect liabilities assumed at fair value:
Fair value of net assets acquired	11,999,000,000
Negative goodwill before allocation to nonfinancial assets	(10,058,000,000)
Negative goodwill allocated to nonfinancial assets	8,076,000,000
Negative goodwill resulting from the acquisition	(1,982,000,000)
Washington Mutual [Member] | Securities [Member]
Adjustments to reflect assets acquired at fair value:
Adjustments	(16,000,000)
Washington Mutual [Member] | Trading assets [Member]
Adjustments to reflect assets acquired at fair value:
Adjustments	(591,000,000)
Washington Mutual [Member] | Loans [Member]
Adjustments to reflect assets acquired at fair value:
Adjustments	(30,998,000,000)
Washington Mutual [Member] | Allowance for loan losses [Member]
Adjustments to reflect assets acquired at fair value:
Adjustments	8,216,000,000
Washington Mutual [Member] | Premises and equipment [Member]
Adjustments to reflect assets acquired at fair value:
Adjustments	680,000,000
Adjustments to reflect liabilities assumed at fair value:
Negative goodwill allocated to nonfinancial assets	3,200,000,000
Washington Mutual [Member] | Accrued interest and accounts receivable [Member]
Adjustments to reflect assets acquired at fair value:
Adjustments	(243,000,000)
Washington Mutual [Member] | Other assets [Member]
Adjustments to reflect assets acquired at fair value:
Adjustments	4,010,000,000
Washington Mutual [Member] | Core Deposits [Member]
Adjustments to reflect liabilities assumed at fair value:
Negative goodwill allocated to nonfinancial assets	4,900,000,000
Washington Mutual [Member] | Deposits [Member]
Adjustments to reflect liabilities assumed at fair value:
Adjustments	(686,000,000)
Washington Mutual [Member] | Other borrowed funds [Member]
Adjustments to reflect liabilities assumed at fair value:
Adjustments	68,000,000
Washington Mutual [Member] | Other Liabilities [Member]
Adjustments to reflect liabilities assumed at fair value:
Adjustments	(1,124,000,000)
Washington Mutual [Member] | Long-term Debt [Member]
Adjustments to reflect liabilities assumed at fair value:
Adjustments	$ 1,063,000,000